INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The following table summarizes the movement in the net book value of intangible assets, including goodwill for the six-month period ended June 30:

	2026	2025

Balance as of January 1	1,549	1,510

Acquisition *	199	167
Additions **	293	58
Divestment and reclassification to held for sale	—	(58)
Amortization	(125)	(114)
Currency translation	(24)	(15)
Transfers	(8)	10

Balance as of June 30 *	1,884	1,558
* Certain prior period comparatives have been updated to adjust for the measurement period adjustment, refer  Note 5- Significant Transaction for further details.
** Includes 5G Spectrum license in Pakistan for approximately US$209, refer Note1 - General Information for further details.
Goodwill
Goodwill is included within the above total intangible asset movements for the six-month period ended June 30, 2026. The significant additions during the period were relating to the acquisitions as explained in Note 5 - significant transactions.
Goodwill arising from the acquisitions is allocated to the respective Cash Generating Unit "CGU" which are then grouped at
VEON's country-level. These groups represent the lowest level within VEON at which goodwill is monitored for internal management purposes and are not larger than the Group's operating segments.
Impairment losses in 2026
The Company performed annual impairment testing of goodwill and for non-goodwill CGUs also tested assets for impairment as of September 30, 2025 and subsequently assessed for indicators of impairment or reversal of impairment as of June 30, 2026.
The Bangladesh CGU is a non-goodwill CGU and therefore not subject to mandatory annual impairment testing. However, this
CGU is also continuously monitored.
Based on the assessment performed, we concluded that no goodwill and intangible asset impairment was identified for any
CGU.
Impairment losses in 2025
The Company performed annual impairment testing of goodwill and for non-goodwill CGUs also tested assets for impairment as of September 30, 2024 and subsequently assessed for indicators of impairment or reversal of impairment as of June 30, 2025.
The Bangladesh CGU is a non-goodwill CGU and therefore not subject to mandatory annual impairment testing. However, the
CGU has limited headroom and is continuously monitored. We therefore performed valuation sensitivity tests to assess if a further impairment or reversal of impairment was required.
Based on the assessment performed, we concluded that no goodwill and intangible asset impairment nor reversal was identified for CGU Bangladesh or any CGU.